Adjustments for non-cash items	12 Months Ended
Dec. 31, 2018
Adjustments for non-cash items
Adjustments for non-cash items

Note 25 - Adjustments for non‑cash items

DKK thousand	2018	2017	2016

Depreciation	4,508	4,757	5,410
Warrant compensation expenses	17,468	20,156	22,727
Income tax receipt	0	(5,500)	(5,500)
Income tax expense	43,774	0	0
Financial income	0	(2,048)	(592)
Financial expenses	19,736	25,610	40,781
Non paid royalty expenses regarding sale of future royalties and milestones	6,575	0	0
Exchange rate adjustments	9,865	(17,596)	(5,141)
Total adjustments	101,926	25,379	57,685